Leases - Supplemental cash flow information (Details) ¥ in Thousands, $ in Thousands	12 Months Ended
	Dec. 31, 2022 CNY (¥)	Dec. 31, 2022 USD ($)	Dec. 31, 2021 CNY (¥)	Dec. 31, 2020 CNY (¥)
Leases
Operating cash outflows from operating leases	¥ 1,280,125		¥ 707,721
Operating cash outflows from finance leases (interest payments)	4,906		4,199
Financing cash outflows from finance leases	27,489	$ 3,986	32,873	¥ 42,529
Right-of-use assets obtained in exchange for lease liabilities	¥ 5,820,041		¥ 2,133,428